ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS
MARCH 31, 2021

	Principal/
	Shares/	Fair
	Contracts	Value
INVESTMENTS - 99%
Convertible Preferred Stock - 4%
United States - 4%
Blueknight Energy Partners 11.000%	80,000	$630,000
Cowen Group, Inc. 5.625%	330	465,712
Stanley Black & Decker Inc. 5.000%	950	1,284,638

Total Convertible Preferred Stock (cost $1,800,719)		2,380,350

Convertible Bonds - 79%
Bermuda - 1%
Teekay 5.000% Due 01-15-23	586,000	562,560

Canada - 1%
Colliers International Group (144A) 4.000% Due 06-01-25 (b)	78,000	144,011
Shopify 0.125 % Due 11-01-25	230,000	263,063

Total Canada		407,074

China - 2%
Pinduoduo 0.000% Due 12-01-25 (c)	1,020,000	1,076,712

France - 3%
Vinci S.A. (Reg S) 0.375% Due 02-16-22 (d)	1,200,000	1,369,500

Germany - 7%
Brenntag AG (Reg S) 1.875% Due 12-02-22 (d)	1,500,000	1,725,000
Deutsche Bank AG London (JPM) 1.000% Due 05-01-23	1,650,000	2,133,656

Total Germany		3,858,656

India - 1%
Bharti Airtel Limited (144A) 1.500% Due 02-17-25 (b)	400,000	470,000

Netherlands - 1%
Qiagen N.V. (Reg S) 1.000% Due 11-13-24 (d)	600,000	740,250

United Kingdom - 4%
Barclays Bank PLC (MSFT) 0.000% Due 02-04-25 (c)	1,410,000	1,845,408

Switzerland - 3%
Credit Suisse AG London (Siemens) (144A) 0.125% Due 03-25-24 (b)	1,050,000	$1,637,265

United States - 56%
Air Transport Services Group 1.125% Due 10-15-24	590,000	664,045
Atlanticus Holdings 5.875% Due 11-30-35	600,000	795,000
Atlas Air Worldwide Holdings, Inc 1.875% Due 06-01-24	820,000	990,970
BofA Finance (CHTR) 0.125% Due 09-01-22	800,000	898,800
Burlington Stores 2.250% Due 04-15-25	610,000	918,431
CNX Resources 2.250% Due 05-01-26	470,000	638,636
CONMED Corp 2.625% Due 02-01-24	185,000	289,645
CyberArk Software 0.000% Due 11-15-24 (c)	866,000	937,965
Flexion Therapeutics 3.375% Due 05-01-24	1,100,000	998,800
HC2 Holdings 7.500% Due 08-01-26	750,000	876,563
Helix Energy Solutions Group 6.750% Due 02-15-26	500,000	582,500
Jazz Investments I 1.500% Due 08-15-24	300,000	326,813
Jazz Investments I (144A) 2.000% Due 06-15-26 (b)	600,000	775,140
JPMorgan Chase Bank (Tencent) (Reg S) 0.000% Due 08-07-22 (d)	1,100,000	1,552,375
JPMorgan Chase Bank NA (BABA) 0.125% Due 01-01-23	1,900,000	2,118,500
Kaman Corporation 3.250% Due 05-01-24	500,000	542,500
KBR 2.500% Due 11-01-23	280,000	442,680
LendingTree 0.625% Due 06-01-22	900,000	1,083,420
Liberty Media (LSXMA) 1.375% Due 10-15-23	1,425,000	1,824,000
Lumentum Holdings 0.500% Due 12-15-26	970,000	1,131,263
Mesa Laboratories 1.375% Due 08-15-25	670,000	733,248
Middleby (144A) 1.000% Due 09-01-25 (b)	720,000	1,017,000
NeoGenomics 0.250% Due 01-15-28	440,000	447,172
NRG Energy, Inc 2.750% Due 06-01-48	850,000	987,063
Pebblebrook Hotel Trust 1.750% Due 12-15-26	1,110,000	1,307,025
Revance Therapeutics 1.750% Due 02-15-27	730,000	818,987
RingCentral 0.000% Due 03-01-25 (c)	1,100,000	1,207,305
Silicon Laboratories (144A) 0.625% Due 06-15-25 (b)	490,000	644,718
Sixth Street Specialty Lending 4.500% Due 08-01-22	500,000	562,500
Smart Global Holdings 2.250% Due 02-15-26	830,000	1,095,102
Splunk 0.500% Due 09-15-23	590,000	675,550
Stride (144A) 1.125% Due 09-01-27 (b)	290,000	269,352
Summit Hotel Properties 1.500% Due 02-15-26	340,000	376,338
Theravance Biopharma 3.250% Due 11-01-23	100,000	102,000
Varex Imaging (144A) 4.000% Due 06-01-25 (b)	540,000	666,563

Total United States		29,297,966

Total Convertible Bonds (cost $36,906,876)		41,265,391

Common Stock - 12%
China - 0%
Emerald Plantation Holdings	180,362	$5,411

Common Stock - 12%
United States - 12%
Braemar Hotels & Resorts	303,028	1,839,381
Clear Channel Holdings, Inc (c)	285,000	513,000
Cumulus Media, Inc. (c)	190,500	1,735,455
Emmis Communication (c)	199,730	519,298
Landsea Homes	56,380	538,993
Revance Therapeutics	10,430	291,519
Urban One, Inc. (c)	398,875	698,031

Total United States		6,135,677

Total Common Stock (cost $6,297,496)		6,141,088

Mutual Funds - 0%
United States - 0%
Kayne Anderson MLP Investment Company	21,958	157,439

Total Mutual Funds (cost $105,600)		157,439

Warrants - 4%
United States - 4%
Ashland Global Holdings, Inc., $1,000 strike price, expire 3-31-29 (c)	2,260	43,832
CuriosityStream, $11.50 strike price, expire 10-14-25 (c)	1,870	9,546
Hostess Brands, $11.50 strike price, expire 11-14-21 (c)	283,587	432,470
Landsea Homes, $1.15 strike price, expire 01-07-26 (c)	648,744	166,111
Paysafe, $11.50 strike price, expire 03-30-26 (c)	39,691	171,267
Replay Acquisition, $11.50 strike price, expire 03-05-26 (c)	12,690	15,291
Star Peak Energy Transition, $11.50 strike price, expire 03-31-26 (c)	10,690	152,226
US Ecology, $58.67 strike price, expire 10-17-23 (c)	45,880	412,920
Verra Mobility, $11.50 strike price, expire 10-17-23 (c)	148,604	712,556

Total United States		2,116,219

Total Warrants (cost $1,833,286)		2,116,219

Escrow - 0%
China - 0%
Sino Forest Corporation escrow	1,180,000	$2,950

Georgia - 0%
MIG LLC escrow	5,158,766	$6,191

Total Escrow (cost $8,867)		9,141

TOTAL INVESTMENTS (cost $46,952,844)		$52,069,628

(a)	This security is in default or deferral and interest or dividends are not being accrued on the position.
(b)	144A securities are those which are exempt from registration under Rule 144A of the U.S.
Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c)	Non-income producing securities.
(d)	Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

Percentages are based upon the fair value as a percent of net assets as of March 31, 2021.

See notes to financial statements.	(concluded)

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement (“Topic 820”), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$0	$2,380,350	$0	$2,380,350
Convertible Bonds	0	41,265,391	0	41,265,391
Common Stock	6,135,677	5,411	0	6,141,088
Mutual Funds	157,439	0	0	157,439
Warrants	2,072,387	0	43,832	2,116,219
Escrow	0	0	9,141	9,141
Total Investments	$8,365,503	$43,651,152	$52,973	$52,069,628

The following table summarizes the Fund’s common stock industry concentrations as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Advertising	$513,000	$0	$0	$513,000
Building & Construction	538,993	0	0	538,993
Cable & Satellite TV	2,254,753	0	0	2,254,753
Forestry/Paper	0	5,411	0	5,411
Media Content	698,031	0	0	698,031
Pharmaceuticals	291,519	0	0	291,519
REITs	1,839,381	0	0	1,839,381
Total Common Stock	$6,135,677	$5,411	$0	$6,141,088

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Warrants	Escrow
Balance as of December 31, 2020	$26,220	$9,141
Realized gain (loss)	0	0
Net change in appreciation (depreciation)	17,612	0
Purchases	0	0
Sales/return of capital	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0

Balance as of
March 31, 2021	$43,832	$9,141

For the three months ended March 31, 2021, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Warrants	Escrow
$ 17,612	$ 0

Topic 820 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2021. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description	Fair Value as of	Valuation	Unobservable	Amount/
Assets:	March 31, 2021	Technique	Inputs	Range
Warrants	$43,832	Discount to Black-Scholes pricing model	Liquidity discount	50%
Escrow	$9,141	Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount. A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging (“Topic 815”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the three months ended March 31, 2021, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of March 31, 2021 was $2,116,219 and is included in investments on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the three months ended March 31, 2021:

		Change in
	Net Realized	Unrealized Appreciation
Derivative	Gain (Loss)	(Depreciation)
Warrants	$613,761	$(313,418)

	$613,761	$(313,418)

The following table summarizes derivative transactions for the three months ended March 31, 2021:

Warrants
Held as of December 31, 2020	1,138,142
Purchased	747,264
Sold/excercised	(691,390)

Held as of March 31, 2021	1,194,016

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the three months ended March 31, 2021, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES

At March 31, 2021, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments	$46,952,844
Amortization and accretion cost adjustments not included in tax cost basis	(86,396)

Cost of investments for tax purposes	$46,866,448

Gross tax unrealized appreciation	$7,339,543
Gross tax unrealized depreciation	(2,133,363)

Net tax unrealized depreciation on investments	$5,206,180